CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) ¥ in Thousands	6 Months Ended
Mar. 31, 2020 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Issuance of ordinary shares in connection with initial public offering ("IPO"), net off issuance of cost	¥ 29,289